Consolidated Statement of Equity (Deficit) - USD ($) $ in Millions	Total	Common Stock [Member]	Paid-in Capital [Member]	Treasury Stock [Member]	Notes Receivable From Parent [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total Momentive Specialty Chemicals Inc. Deficit [Member]	Noncontrolling Interest [Member]
Distribution declared to parent, per share amount	$ 0.01
Balance at Dec. 31, 2012	$ (1,283)	$ 1	$ 752	$ (296)	$ (24)	$ 142	$ (1,858)	$ (1,283)	$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(571)	0	0	0	0	0	(571)	(571)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(572)
Net Income (Loss) Attributable to Noncontrolling Interest	(1)								(1)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		0	0	0	0	(12)	0	(12)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest									0
Other comprehensive loss	(12)							(12)
Stock-based compensation expense	3	0	3	0	0	0	0	3	0
Dividends, Common Stock, Cash	1	0	1	0	0	0	0	1	0
Non-cash captial contribution from parent	0	0	(24)	0	24	0	0	0	0
Forgiveness of Note Receivable from Parent	24				24
Non-cash distribution declared to parent	(208)	0	208	0	0	0	0	(208)	0
Balance at Dec. 31, 2013	(2,073)	1	522	(296)	0	130	(2,429)	(2,072)	(1)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(223)	0	0	0	0	0	(223)	(223)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(224)
Net Income (Loss) Attributable to Noncontrolling Interest	(1)								(1)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		0	0	0	0	(57)	0	(57)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest									0
Other comprehensive loss	(57)							(57)
Stock-based compensation expense	1	0	1	0	0	0	0	1	0
Non-cash captial contribution from parent	3	0	3	0	0	0	0	3	0
Forgiveness of Note Receivable from Parent	0				24
Non-cash distribution declared to parent	0
Balance at Dec. 31, 2014	$ (2,350)	1	526	(296)	0	73	(2,652)	(2,348)	(2)
Distribution declared to parent, per share amount	$ 0.00
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ (40)	0	0	0	0	0	(40)	(40)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(39)
Net Income (Loss) Attributable to Noncontrolling Interest	1								1
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		0	0	0	0	(88)	0	(88)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest									0
Other comprehensive loss	(88)							(88)
Stock-based compensation expense	1
Forgiveness of Note Receivable from Parent	0
Non-cash distribution declared to parent	0
Balance at Dec. 31, 2015	$ (2,477)	$ 1	$ 526	$ (296)	$ 0	$ (15)	$ (2,692)	$ (2,476)	$ (1)